Note 22	12 Months Ended
Dec. 31, 2021
Financial liabilities at amortised cost [Abstract]
Disclosure of Financial liabilities at amortised cost [Text Block]	Financial liabilities at amortized costBreakdown of the balance
The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	2021	2020	2019
Deposits	416,947	415,467	438,919
Deposits from central banks	47,351	45,177	25,950
Demand deposits	8	163	23
Time deposits and other	41,790	38,274	25,101
Repurchase agreements	5,553	6,740	826
Deposits from credit institutions	19,834	27,629	28,751
Demand deposits	7,601	7,196	7,161
Time deposits and other (**)	8,599	16,079	18,896
Repurchase agreements	3,634	4,354	2,693
Customer deposits (*)	349,761	342,661	384,219
Demand deposits	293,015	266,250	280,391
Time deposits and other (**)	55,479	75,666	103,293
Repurchase agreements	1,267	746	535
Debt certificates	55,763	61,780	63,963
Other financial liabilities	15,183	13,358	13,758
Total	487,893	490,606	516,641
(*) Variation in 2020 is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
(**) The variation in 2021 is mainly due to the decrease in time deposits at Banco Bilbao Vizcaya Argentaria, S.A. offset by the increase in demand deposits and investment funds (off-balance) due to the current interest rate environment.
The amount recorded in "Deposits from central banks - Time deposits" includes the provisions of the TLTRO III facilities of the European Central Bank, mainly BBVA S.A. amounting to €38,692 and €35,032 million as of December 31, 2021 and 2020 respectively which basically explains the change compared to the previous year 2019 (see Note 7.5).
On April 30, 2020, the European Central Bank modified some of the terms and conditions of the TLTRO III facilities in order to support the continued access of companies and households to bank credit in the face of interruptions and temporary shortages of funds associated with the COVID-19 pandemic. Entities whose eligible net lending exceeded 0% between March 1, 2020 and March 31, 2021 paid an interest rate 0.5% lower than the average rate of the deposit facilities during the period from June 24, 2020 to June 23, 2021.
On December 10, 2020, the European Central Bank extended the support via targeted lending operations (TLTRO), extending by twelve additional months, until June 2022, the period of application of favorable interest rates to credit institutions for which the net variation of their eligible loans, between October 1, 2020 and December 31, 2021, reaches a given lending performance threshold. Additionally, the maximum borrowing amount was increased to 55% of the eligible loans (from 50% previously).This means that the interest rate applicable to the outstanding operations is -1% provided that the lending objectives are met according to the conditions of the European Central Bank.
As of December 31, 2021, the Group fulfilled these lending objectives. Therefore, the recognition of the favorable interest rate associated with the COVID-19 pandemic has been recognized for the period from June 24, 2020 to December 31, 2021 and will continue to be recognized until June 2022.
The positive remuneration currently being generated by the TLTRO III operations is recorded under the heading of "Interest and other income – other income" in the consolidated income statements and amounts to €384 and €211 million for the years ended December 31, 2021 and 2020 respectively (See Note 37.1).
Deposits from credit institutionsThe breakdown by geographical area and the nature of the related instruments of this heading in the accompanying consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
December 2021
Spain	1,671	375	—	2,047
Mexico	444	558	—	1,002
Turkey	83	672	37	792
South America	532	1,225	—	1,757
Rest of Europe	1,841	3,110	2,549	7,500
Rest of the world	3,030	2,657	1,048	6,736
Total	7,601	8,599	3,634	19,834
December 2020
Spain	345	1,405	1	1,751
Mexico	689	672	188	1,549
Turkey	8	580	28	617
South America	557	1,484	—	2,041
Rest of Europe	2,842	4,531	4,070	11,444
Rest of the world	2,755	7,406	67	10,228
Total	7,196	16,079	4,354	27,629
December 2019
Spain	2,104	1,113	1	3,218
The United States	2,082	4,295	—	6,377
Mexico	432	1,033	168	1,634
Turkey	302	617	4	924
South America	394	2,285	161	2,840
Rest of Europe	1,652	5,180	2,358	9,190
Rest of the world	194	4,374	—	4,568
Total	7,161	18,896	2,693	28,751
(*) Subordinated deposits are included amounting to €14, €12 and €195 million as of December 31, 2021, 2020 and 2019, respectively.Customer depositsThe breakdown by geographical area of this heading in the accompanying consolidated balance sheets, by type of instrument is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
December 2021
Spain	181,565	10,407	2	191,974
Mexico	53,359	10,383	505	64,247
Turkey	19,725	13,644	6	33,376
South America	28,039	9,822	—	37,861
Rest of Europe	8,933	9,546	754	19,234
Rest of the world	1,393	1,677	—	3,070
Total	293,015	55,479	1,267	349,761
December 2020
Spain	168,690	20,065	2	188,757
Mexico	43,768	10,514	117	54,398
Turkey	17,906	16,707	8	34,621
South America	25,730	11,259	—	36,989
Rest of Europe	8,435	12,373	619	21,427
Rest of the world	1,720	4,748	—	6,468
Total	266,250	75,666	746	342,661
December 2019
Spain	146,651	24,958	2	171,611
The United States	46,372	19,810	—	66,181
Mexico	43,326	12,714	523	56,564
Turkey	13,775	22,257	10	36,042
South America	22,748	13,913	—	36,661
Rest of Europe	6,610	8,749	—	15,360
Rest of the world	909	892	—	1,801
Total	280,391	103,293	535	384,219
(*) It includes subordinated deposits amounting to €189 million as of December 31, 2019.Debt certificates The breakdown of the balance under this heading, by financial instruments and by currency, is as follows:

Debt certificates (Millions of Euros)
	2021	2020	2019
In Euros	36,289	42,462	40,185
Promissory bills and notes	319	860	737
Non-convertible bonds and debentures	15,712	14,538	12,248
Covered bonds (*)	9,930	13,274	15,542
Hybrid financial instruments (**)	366	355	518
Securitization bonds	2,302	2,538	1,354
Wholesale funding	438	2,331	1,817
Subordinated liabilities	7,221	8,566	7,968
Convertible perpetual certificates	3,500	4,500	5,000
Non-convertible preferred stock	—	159	83
Other non-convertible subordinated liabilities	3,721	3,907	2,885
In foreign currencies	19,475	19,318	23,778
Promissory bills and notes	579	1,024	1,210
Non-convertible bonds and debentures	7,885	8,691	10,587
Covered bonds (*)	178	217	362
Hybrid financial instruments (**)	2,843	455	1,156
Securitization bonds	4	4	17
Wholesale funding	412	1,016	780
Subordinated liabilities	7,574	7,911	9,666
Convertible perpetual certificates	1,771	1,633	1,782
Non- convertible preferred stock	—	35	76
Other non-convertible subordinated liabilities	5,803	6,243	7,808
Total	55,763	61,780	63,963
(*) Including mortgage-covered bonds. In 2021 and 2020, several mortgage-covered bonds reached their maturity date.
(**) Corresponds to structured note issuances whose underlying risk is different from the underlying risk of the derivative.
Subordinated liabilities
The breakdown of this heading in the accompanying consolidated balance sheets is as follows:

Memorandum item: Subordinated liabilities at amortized cost (Millions of Euros)
	2021	2020	2019
Subordinated deposits	14	12	384
Subordinated certificates	14,794	16,476	17,635
Preferred stock	—	194	159
Compound convertible financial instruments	5,271	6,133	6,782
Other non-convertible subordinated liabilities	9,523	10,149	10,693
Total	14,808	16,488	18,018

The balance variances are mainly due to the following transactions:
Convertible perpetual liabilities
The AGM held on March 17, 2017, resolved, under agenda item five, to confer authority to the Board of Directors to issue securities convertible into newly issued BBVA shares, on one or several occasions, within the maximum term of five years to be counted from the approval date of the authorization, up to a maximum overall amount of €8 billion or its equivalent in any other currency. Likewise, the AGM resolved to confer to the Board of Directors the authority to totally or partially exclude shareholders' pre-emptive subscription rights within the framework of a specific issue of convertible securities, although this power was limited to ensure the nominal amount of the capital increases resolved or effectively carried out for conversion of mandatory convertible issuances made under this authority (without prejudice to anti-dilution adjustments), with exclusion of pre-emptive subscription rights and of those likewise resolved or carried out with exclusion of pre-emptive subscription rights in use of the authority to increase the share capital conferred by the AGM held on March 17, 2017, under agenda item four, do not exceed the maximum nominal amount, overall, of 20% of the share capital of BBVA at the time of the authorization, this limit not being applicable to contingent convertible issues.
Under that delegation, BBVA made the following contingently convertible issuances that qualify as additional tier 1 capital of the Bank and the Group in accordance with Regulation (EU) 575/2013:
–In May and November 2017, BBVA carried out two issues of perpetual contingent convertible securities (additional Tier 1 capital instruments) excluding shareholders' pre-emptive rights, for a nominal amount of 500 million euros and 1,000 million U.S. dollars, respectively. These issues are listed on the Global Exchange Market of Euronext Dublin of the Irish Stock Exchange and were directed only to qualified investors and foreign private banking clients, and cannot be placed or subscribed in Spain or among investors resident in Spain.
–In September 2018 and March 2019, BBVA carried out both issuances of perpetual contingent convertible securities (additional tier 1 instruments), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of €1 billion each. These issuances are listed in the AIAF Fixed Income Securities Market and were targeted only at professional clients and eligible counterparties, not being offered or sold to any retail clients.
–On September 5, 2019, BBVA carried out an issuance of perpetual contingent convertible securities (additional tier 1 instruments), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of $1 billion. This issuance is listed in the Global Exchange Market of Euronext Dublin and was targeted only at qualified investors, not being offered to, and not being subscribed for, in Spain or by Spanish residents.
–On July 15, 2020, BBVA carried out an issuance of perpetual contingent convertible securities (additional tier 1 instruments), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of €1 billion. This issuance is listed in the AIAF Fixed Income Securities Market and was targeted only at professional clients and eligible counterparties, not being offered or sold to any retail clients.
These perpetual securities will be converted into newly issued ordinary shares of BBVA if the CET 1 ratio of the Bank or the Group is less than 5.125%, in accordance with their respective terms and conditions.
These issuances may be fully redeemed at BBVA's option only in the cases contemplated in their respective terms and conditions and, in any case, in accordance with the provisions of the applicable legislation. In particular:
–On February 19, 2019 the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments), carried out by the Bank on February 19, 2014, for a total amount of €1.5 billion and once the prior consent from the Regulator had been obtained. On February 19, 2019 the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments), carried out by the Bank on February 19, 2014, for a total amount of €1.5 billion and once the prior consent from the Regulator had been obtained.
–On February 18, 2020, the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments) carried out by the Bank on February 18, 2015, for an amount of €1.5 billion on the First Reset Date of the issuance and once the prior consent from the Regulator had been obtained.
–On 14 April 2021, the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments) carried out by the Bank on 14 April 2016, for an amount of €1.0 billion on the First Reset Date of the issuance and once the prior consent from the Regulator had been obtained.
In addition, the AGM held on April 20, 2021, resolved, under agenda item five, to confer authority to the Board of Directors to issue perpetual contingent convertible securities, envisaged to meet regulatory requirements for their eligibility as capital instruments, pursuant to solvency regulations applicable at any time (CoCos), subject to the legal and statutory provisions applicable at any time, on one or several occasions, within the maximum term of five years to be counted from the approval date of the authorization, up to a maximum overall amount of €8 billion or its equivalent in any other currency. Likewise, the AGM resolved to confer to the Board of Directors the authority to totally or partially exclude shareholders' pre-emptive subscription rights, complying at all times with the requirements and limitations laid down by Law. The AGM also resolved to repeal the powers it conferred on March 17, 2017, under agenda item five.
Preferred securities
The breakdown by issuer of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Preferred securities by issuer (Millions of Euros)
	2021	2020	2019
BBVA International Preferred, S.A.U.	—	35	37
Unnim Group (*)	—	159	83
BBVA USA	—	—	19
BBVA Colombia	—	—	20
Total	—	194	159
(*) Unnim Group: Issuances prior to the acquisition by BBVA.
These issuances were fully subscribed at the moment of the issue by qualified/institutional investors outside the Group and are redeemable, totally or partially, at the issuer’s option after five years from the issue date, depending on the terms of each issuance and with the prior consent from the Bank of Spain or the relevant authority.
In connection with the above, once the necessary authorization from the European Central Bank was received and in conformity with its authority to redeem:
–The Extraordinary and Universal General Meeting of Caixasabadell Preferents, S.A. Unipersonal, at its meeting held on December 11, 2020, decided to delegate on the company's Board of Directors the authority to agree on the total early redemption of its only outstanding issuance, subject to the applicable legal provisions and having previously obtained all necessary authorizations. In use of such delegation, having satisfied all legal and contractual formalities required and having obtained all relevant authorizations, the company's Board of Directors, on the same date, agreed to carry out the early redemption of the total nominal amount of the issuance on January 14, 2021. As a result, once all necessary communications were released, on January 14, 2021 the total early redemption of the issuance took place.
–The Extraordinary and Universal General Meeting of BBVA International Preferred, S.A. Unipersonal, at its meeting held on December 11, 2020, decided to delegate on the company's Board of Directors the authority to agree on the total early redemption of its only outstanding issuance, subject to the applicable legal provisions and having previously obtained all necessary authorizations. In use of such delegation, having satisfied all legal and contractual formalities required and having obtained all relevant authorizations, the company's Board of Directors, on the same date, agreed to carry out the early redemption of the total nominal amount of the issuance on January 19, 2021. As a result, once all necessary communications were released, on January 19, 2021 the total early redemption of the issuance took place.
–The Extraordinary and Universal General Meeting of Caixa Terrassa Societat de Participacions Preferents, S.A. Unipersonal, at its meeting held on December 11, 2020, decided to delegate on the company's Board of Directors the implementation of all necessary actions in order to modify its only live issuance so as to include a new clause regarding the early redemption of the preferred securities. In use of the delegated authority and having obtained all necessary authorizations, the company's Board of Directors, on the same date, agreed to modify the relevant issuance in order to include a new clause for the total early redemption of the preferred securities on January 29, 2021, therefore convening the relevant meeting of noteholders of the issuance to be held in Bilbao, on January 14, 2021, at first call, or on January 15, 2021, at second call. Having satisfied all applicable legal requirements, the noteholders' meeting was held at first call and passed, with the necessary majority of votes, among other resolutions, the inclusion of a new total early redemption clause. As a result, on January 29, 2021 the total early redemption of the issuance took place.
Other financial liabilities
The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	2021	2020	2019
Lease liabilities	2,560	2,674	3,335
Creditors for other financial liabilities	2,657	2,408	2,623
Collection accounts	3,839	3,275	3,306
Creditors for other payment obligations (*)	6,127	5,000	4,494
Total	15,183	13,358	13,758
(*) In 2021, this heading includes the amount committed for the acquisition of treasury shares under the buyback program (see Notes 2.2.14 and 4).
A breakdown of the maturity of the lease liabilities, due after December 31, 2021 is provided below:

Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	218	406	428	1,507	2,560